Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
June 30, 2022
MAG-K6-NPRT1-0822
1.9893880.103
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	1,957	4,264,812
Class C (a)	1,855	4,057,720
		8,322,532
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 1.7%
Domino's Pizza, Inc.	9,536	3,716,275
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	56,320	5,981,747
TOTAL CONSUMER DISCRETIONARY		9,698,022
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	9,450	4,529,196
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	13,778	3,508,843
TOTAL CONSUMER STAPLES		8,038,039
FINANCIALS - 9.9%
Capital Markets - 6.7%
Intercontinental Exchange, Inc.	34,810	3,273,532
Moody's Corp.	12,728	3,461,634
MSCI, Inc.	8,140	3,354,901
S&P Global, Inc.	12,531	4,223,699
		14,313,766
Insurance - 3.2%
Arthur J. Gallagher & Co.	20,492	3,341,016
Marsh & McLennan Companies, Inc.	23,194	3,600,869
		6,941,885
TOTAL FINANCIALS		21,255,651
HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories, Inc. (a)	9,584	3,361,396
Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	12,921	6,636,613
Life Sciences Tools & Services - 5.9%
Danaher Corp.	17,968	4,555,247
Mettler-Toledo International, Inc. (a)	2,830	3,251,019
Thermo Fisher Scientific, Inc.	9,080	4,932,982
		12,739,248
Pharmaceuticals - 4.2%
Eli Lilly & Co.	15,728	5,099,489
Zoetis, Inc. Class A	22,398	3,849,992
		8,949,481
TOTAL HEALTH CARE		31,686,738
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.3%
HEICO Corp. Class A	27,771	2,926,508
Commercial Services & Supplies - 3.0%
Cintas Corp.	8,764	3,273,617
Copart, Inc. (a)	28,672	3,115,500
		6,389,117
Professional Services - 3.0%
Equifax, Inc.	17,417	3,183,479
Verisk Analytics, Inc.	18,852	3,263,093
		6,446,572
TOTAL INDUSTRIALS		15,762,197
INFORMATION TECHNOLOGY - 41.7%
Electronic Equipment & Components - 4.2%
Amphenol Corp. Class A	45,857	2,952,274
CDW Corp.	18,580	2,927,465
Teledyne Technologies, Inc. (a)	8,417	3,157,301
		9,037,040
IT Services - 8.1%
Accenture PLC Class A	14,713	4,085,064
Automatic Data Processing, Inc.	16,287	3,420,921
MasterCard, Inc. Class A	15,085	4,759,016
Visa, Inc. Class A	25,593	5,039,006
		17,304,007
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	44,176	3,378,139
KLA Corp. (b)	10,084	3,217,603
Lam Research Corp.	7,698	3,280,503
NVIDIA Corp.	35,366	5,361,132
		15,237,377
Software - 15.8%
Adobe, Inc. (a)	10,773	3,943,564
ANSYS, Inc. (a)	12,728	3,045,683
Cadence Design Systems, Inc. (a)	22,986	3,448,590
Intuit, Inc.	9,989	3,850,160
Microsoft Corp.	63,250	16,244,498
Synopsys, Inc. (a)	11,502	3,493,157
		34,025,652
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	102,080	13,956,378
TOTAL INFORMATION TECHNOLOGY		89,560,454
MATERIALS - 3.4%
Chemicals - 3.4%
Linde PLC	13,740	3,950,662
Sherwin-Williams Co.	14,785	3,310,509
		7,261,171
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Tower Corp.	16,179	4,135,191
Crown Castle International Corp.	21,628	3,641,723
Prologis (REIT), Inc.	33,154	3,900,568
SBA Communications Corp. Class A	10,838	3,468,702
		15,146,184
UTILITIES - 2.3%
Electric Utilities - 2.3%
NextEra Energy, Inc.	62,751	4,860,692
TOTAL COMMON STOCKS (Cost $180,183,854)		211,591,680

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (c)	3,211,691	3,212,333
Fidelity Securities Lending Cash Central Fund 1.58% (c)(d)	3,269,673	3,270,000
TOTAL MONEY MARKET FUNDS (Cost $6,482,333)		6,482,333

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $186,666,187)	218,074,013
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,308,422)
NET ASSETS - 100.0%	214,765,591

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	2,994,649	18,362,871	18,145,187	4,717	-	-	3,212,333	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	-	4,438,148	1,168,148	14	-	-	3,270,000	0.0%
Total	2,994,649	22,801,019	19,313,335	4,731	-	-	6,482,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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